Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000
Previously Paid Amount	0
Total Fee Amount	55,240
Total Offset Amount	12,479.98
Net Fee	$ 42,760.02
Combined Prospectus Table N/A	N/A